Commitments and contingencies	12 Months Ended
Jun. 30, 2021
Commitments and contingencies
Commitments and contingencies

23    Commitments and contingencies

(a)   Capital commitments

Capital commitments, which are primarily related to the campus decoration are as follows:

	2020	2021
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	47,813	23,495
Furniture, fixtures and other equipment	2,826	4,143